Employee Benefit Plans (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 KZT (₸)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KZT (₸)	Sep. 30, 2025 THB (฿)	Dec. 31, 2024 THB (฿)
Employee Benefit Plans [Line Items]
Scheme calculated rate	8.00%	8.00%	8.00%	8.00%
Occupational Risk Scheme [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	0.80%	0.80%	0.80%	0.80%
Health Care Scheme [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	2.60%	2.60%	2.60%	2.60%
HK SAR [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	5.00%	5.00%	5.00%	5.00%
Thailand [Member]
Employee Benefit Plans [Line Items]
Percentage of employee's salary					5.00%	5.00%
Kyrgyzstan [Member]
Employee Benefit Plans [Line Items]
Scheme calculated rate	15.00%	15.00%	15.00%	15.00%
Maximum [Member]
Employee Benefit Plans [Line Items]
Special concession amount (in Baht) | ฿					฿ 750	฿ 750
Maximum [Member] | Occupational Risk Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	$ 2.4		$ 2.4
Maximum [Member] | Health Care Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	7.8		7.8
Minimum [Member] | Occupational Risk Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	0.4		0.4
Minimum [Member] | Health Care Scheme [Member]
Employee Benefit Plans [Line Items]
Average wages per month (in Dollars)	$ 1.3		$ 1.3
Pension Scheme [Member] | Maximum [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	4.00%	4.00%	4.00%	4.00%
Pension Scheme [Member] | Maximum [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 300	₸ 1,200,000	$ 300	₸ 1,200,000
Pension Scheme [Member] | Minimum [Member]
Employee Benefit Plans [Line Items]
Contribution equivalent	2.00%	2.00%	2.00%	2.00%
Pension Scheme [Member] | Minimum [Member] | Cambodia [Member]
Employee Benefit Plans [Line Items]
Contributable wage	$ 100	₸ 400,000	$ 100	₸ 400,000